Segmental Information - Summary of Other Segmental Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of operating segments [line items]
Capital expenditure	£ 584	£ 518	£ 506
Depreciation and intangible asset amortisation	(368)	(361)	(355)
Exceptional accelerated depreciation and impairment	(35)		(22)
Exceptional impairment of intangible assets	(90)		(104)
Total operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Capital expenditure	132	112	105
Depreciation and intangible asset amortisation	(44)	(41)	(39)
Total operating segments [member] | Europe and Turkey [member]
Disclosure of operating segments [line items]
Capital expenditure	22	27	29
Depreciation and intangible asset amortisation	(20)	(21)	(21)
Total operating segments [member] | Africa [member]
Disclosure of operating segments [line items]
Capital expenditure	163	126	107
Depreciation and intangible asset amortisation	(77)	(77)	(83)
Exceptional accelerated depreciation and impairment	(35)
Exceptional impairment of intangible assets	(90)
Total operating segments [member] | Latin America and Caribbean [member]
Disclosure of operating segments [line items]
Capital expenditure	44	34	20
Depreciation and intangible asset amortisation	(7)	(7)	(10)
Exceptional accelerated depreciation and impairment			(14)
Exceptional impairment of intangible assets			(104)
Total operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Capital expenditure	44	48	52
Depreciation and intangible asset amortisation	(42)	(42)	(35)
Total operating segments [member] | ISC [member]
Disclosure of operating segments [line items]
Capital expenditure	131	125	150
Depreciation and intangible asset amortisation	(110)	(107)	(106)
Exceptional accelerated depreciation and impairment			(8)
Corporate and other [member]
Disclosure of operating segments [line items]
Capital expenditure	48	46	43
Depreciation and intangible asset amortisation	£ (68)	£ (66)	£ (61)